GEOGRAPHICAL SEGMENTS	12 Months Ended
Dec. 31, 2015
GEOGRAPHICAL SEGMENTS [Abstract]
GEOGRAPHICAL SEGMENTS
NOTE 14    -     GEOGRAPHICAL SEGMENTS

Geographic information:

(1)	The Company's revenues by geographic areas (based on location of customers) are as follows:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	$ in thousands

North America (mainly the United States)	2,646	1,720	1,043
Germany	424	442	232
Italy	403	399	248
Turkey	200	241	-
UK	-	221	61
Russia	230	146
Other European countries	1,000	1,384	995
China	2,824	1,420	688
India	598	80	194
Japan	437	200	553
Israel	165	210	180
Other Far Eastern countries	201	181	64
	9,128	6,644	4,258

(2)	The Company's long-lived assets by geographic areas are as follows:

	Year ended
	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Israel	526	530
U.S.A.	12	12
	538	542